Fees Summary	Feb. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 318,180,600.00
Previously Paid Amount	0.00
Total Fee Amount	43,940.74
Total Offset Amount	0.00
Net Fee	$ 43,940.74